Finance Income	12 Months Ended
Jun. 30, 2024
Material income and expense [abstract]
Finance Income	Note 11. Finance Income

	2024	2023	2022

	US$	US$	US$
Interest income	3,394,726	3,227,496	235,468
Total finance income	3,394,726	3,227,496	235,468